Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Corebridge Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4715639
Entity Address, Address Line One	2919 Allen Parkway, Woodson Tower
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	1-877
Local Phone Number	375-2422
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2022
Entity Central Index Key	0001889539
Document Fiscal Period Focus	FY
Amendment Flag	false